Pensions and Other Benefit Plans - Retirement Plan Asset Allocation (Details)	Jan. 01, 2023	Jan. 02, 2022
Defined Benefit Plan Disclosure [Line Items]
Percent of Plan Assets	100.00%	100.00%
Target Allocation	100.00%
Debt instruments
Defined Benefit Plan Disclosure [Line Items]
Percent of Plan Assets	56.00%	0.00%
Target Allocation	56.00%
Equity securities
Defined Benefit Plan Disclosure [Line Items]
Percent of Plan Assets	42.00%	0.00%
Target Allocation	42.00%
Other assets
Defined Benefit Plan Disclosure [Line Items]
Percent of Plan Assets	2.00%	100.00%
Target Allocation	2.00%